John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 97.3%		$114,102,623
(Cost $87,546,385)
Australia 3.4%		3,970,555
CSL, Ltd.	5,937	1,204,992
Macquarie Group, Ltd.	11,267	1,550,628
Mirvac Group	862,876	1,214,935
Brazil 2.4%		2,852,914
Itau Unibanco Holding SA, ADR	240,409	1,447,262
WEG SA	156,940	1,405,652
Canada 1.7%		1,987,540
Canadian Pacific Kansas City, Ltd.	23,712	1,987,540
China 4.7%		5,540,630
Alibaba Group Holding, Ltd., ADR	11,497	906,538
BYD Company, Ltd., H Shares	61,294	1,814,595
Ping An Insurance Group Company of China, Ltd., H Shares	273,627	1,188,259
Trip.com Group, Ltd., ADR (A)	38,355	1,631,238
Denmark 3.4%		4,015,732
Novo Nordisk A/S, Class B	23,053	3,054,359
Vestas Wind Systems A/S (A)	38,848	961,373
France 7.5%		8,818,541
AXA SA	82,645	2,901,655
L’Oreal SA	2,375	1,027,065
Rexel SA	64,471	1,638,011
Schneider Electric SE	13,491	3,251,810
Germany 9.6%		11,282,956
Deutsche Telekom AG	145,589	3,808,247
Gerresheimer AG	8,745	904,123
Hannover Rueck SE	6,516	1,617,863
Infineon Technologies AG	23,436	814,124
Mercedes-Benz Group AG	18,605	1,229,875
SAP SE	13,758	2,908,724
India 1.6%		1,902,137
HDFC Bank, Ltd., ADR	31,697	1,902,137
Indonesia 2.4%		2,858,300
Bank Rakyat Indonesia Persero Tbk PT	7,052,414	2,029,262
Telkom Indonesia Persero Tbk PT	4,667,888	829,038
Ireland 1.7%		2,010,031
James Hardie Industries PLC, CHESS Depositary Interest (A)	27,924	1,003,131
Kerry Group PLC, Class A	2,384	222,894
Kerry Group PLC, Class A (London Stock Exchange)	8,685	784,006
Italy 2.7%		3,197,868
Intesa Sanpaolo SpA	272,570	1,106,863
Prysmian SpA	30,417	2,091,005
Japan 12.9%		15,119,882
Ajinomoto Company, Inc.	29,600	1,219,084
Daikin Industries, Ltd.	7,663	1,111,186
Hoya Corp.	9,403	1,178,204
Keisei Electric Railway Company, Ltd.	26,900	804,554
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kurita Water Industries, Ltd.	35,051	$1,495,935
Kyowa Kirin Company, Ltd.	61,200	1,290,867
Mitsubishi UFJ Financial Group, Inc.	186,900	2,158,761
ORIX Corp.	118,904	2,876,246
Sony Group Corp.	18,961	1,684,090
T&D Holdings, Inc.	69,400	1,300,955
Netherlands 4.9%		5,749,901
ASML Holding NV	2,004	1,866,069
ING Groep NV	123,547	2,242,498
Koninklijke Ahold Delhaize NV	50,949	1,641,334
Philippines 1.2%		1,361,833
BDO Unibank, Inc.	578,938	1,361,833
Singapore 2.8%		3,257,064
Oversea-Chinese Banking Corp., Ltd.	292,621	3,257,064
South Africa 1.5%		1,697,931
Naspers, Ltd., N Shares	8,775	1,697,931
South Korea 7.1%		8,322,973
HD Hyundai Electric Company, Ltd.	3,462	783,422
Hyundai Motor Company	8,332	1,518,507
Samsung Electronics Company, Ltd.	37,124	2,289,150
SK Hynix, Inc.	14,603	2,094,414
SK Telecom Company, Ltd., ADR	73,004	1,637,480
Spain 1.5%		1,703,625
Industria de Diseno Textil SA	35,062	1,703,625
Sweden 1.4%		1,597,433
Atlas Copco AB, B Shares	102,099	1,597,433
Switzerland 4.0%		4,705,300
Cie Financiere Richemont SA, A Shares	5,492	837,702
Novartis AG	17,541	1,958,064
Roche Holding AG	5,898	1,909,534
Taiwan 7.5%		8,747,789
Delta Electronics, Inc.	120,858	1,552,279
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	37,260	6,177,708
Unimicron Technology Corp.	182,650	1,017,802
United Kingdom 11.4%		13,401,688
Ashtead Group PLC	14,450	1,042,816
AstraZeneca PLC	18,697	2,970,398
ConvaTec Group PLC (B)	555,137	1,672,610
Spirax Group PLC	10,881	1,270,320
SSE PLC	80,864	1,957,047
The Sage Group PLC	78,486	1,097,118
Unilever PLC	55,356	3,391,379

Total investments (Cost $87,546,385) 97.3%	$114,102,623
Other assets and liabilities, net 2.7%	3,116,545
Total net assets 100.0%	$117,219,168

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Financials	22.9%
Information technology	16.9%
Industrials	16.7%
Health care	13.7%
Consumer discretionary	11.1%
Consumer staples	7.1%
Communication services	5.3%
Utilities	1.7%
Real estate	1.1%
Materials	0.8%
Other assets and liabilities, net	2.7%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$3,970,555	—	$3,970,555	—
Brazil	2,852,914	$2,852,914	—	—
Canada	1,987,540	1,987,540	—	—
China	5,540,630	2,537,776	3,002,854	—
Denmark	4,015,732	—	4,015,732	—
France	8,818,541	—	8,818,541	—
Germany	11,282,956	—	11,282,956	—
India	1,902,137	1,902,137	—	—
Indonesia	2,858,300	—	2,858,300	—
Ireland	2,010,031	—	2,010,031	—
Italy	3,197,868	—	3,197,868	—
Japan	15,119,882	—	15,119,882	—
Netherlands	5,749,901	—	5,749,901	—
Philippines	1,361,833	—	1,361,833	—
Singapore	3,257,064	—	3,257,064	—
South Africa	1,697,931	—	1,697,931	—
South Korea	8,322,973	1,637,480	6,685,493	—
Spain	1,703,625	—	1,703,625	—
Sweden	1,597,433	—	1,597,433	—
|	5

	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$4,705,300	—	$4,705,300	—
Taiwan	8,747,789	$6,177,708	2,570,081	—
United Kingdom	13,401,688	—	13,401,688	—
Total investments in securities	$114,102,623	$17,095,555	$97,007,068	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|